WILMINGTON FUNDS

100 East Pratt Street, 17th floor

Baltimore, Maryland 21202

April 2, 2012

Filing Desk

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Wilmington Funds (the “Registrant”)
File No. 33-20673; 811-5514

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated March 12, 2012 to the Prospectus dated August 31, 2011, relating to the Wilmington Broad Market Bond Fund, Wilmington Intermediate-Term Bond Fund, Wilmington Multi-Manager International Fund, Wilmington Short Duration Government Bond Fund, Wilmington Strategic Allocation Moderate Fund, Wilmington Prime Money Market Fund, and Wilmington U.S. Government Money Market Fund series of the Registrant, as filed pursuant to Rule 497(e) under the 1933 Act on March 12, 2012 (Accession Number: 0001193125-12-109978).

Please address any comments or questions to the attention of the undersigned at (212) 298-1644.

Very truly yours,

By: /s/ Lisa R. Grosswirth

Lisa R. Grosswirth

Secretary of the Wilmington Funds

cc:	Alison Fuller, Stradley Ronon Stevens & Young, LLP
Jeff Seling, Wilmington Trust Investment Advisors, Inc.